Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	16
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$117,532,038.67	0.2583122	$80,104,797.21	0.1760545	$37,427,241.46
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$817,692,038.67	0.5439820	$780,264,797.21	0.5190830	$37,427,241.46

Weighted Avg. Coupon (WAC)	3.44%		3.44%
Weighted Avg. Remaining Maturity (WARM)	41.56		40.65
Pool Receivables Balance	$856,528,231.31		$818,255,241.30
Remaining Number of Receivables	62,771		61,544

Adjusted Pool Balance	$840,410,014.66		$802,982,773.20

III. COLLECTIONS

Principal:
Principal Collections	$36,925,281.85
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$558,342.47
Total Principal Collections	$37,483,624.32

Interest:
Interest Collections	$2,497,391.92
Late Fees & Other Charges	$75,507.83
Interest on Repurchase Principal	$-
Total Interest Collections	$2,572,899.75

Collection Account Interest	$843.68
Reserve Account Interest	$93.98
Servicer Advances	$-

Total Collections	$40,057,461.73

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Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	16
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$40,057,461.73
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$40,057,461.73

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$713,773.53		$713,773.53	$713,773.53
Collection Account Interest					$843.68
Late Fees & Other Charges					$75,507.83
Total due to Servicer					$790,125.04

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$51,909.98		$51,909.98
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$448,057.39		$448,057.39	$448,057.39

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$38,659,219.13

9. Regular Principal Distribution Amount:					$37,427,241.46

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$37,427,241.46
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$37,427,241.46		$37,427,241.46
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$37,427,241.46		$37,427,241.46

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,231,977.67

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,118,216.65
Beginning Period Amount	$16,118,216.65
Current Period Amortization	$845,748.55
Ending Period Required Amount	$15,272,468.10
Ending Period Amount	$15,272,468.10
Next Distribution Date Amount	$14,453,586.48

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Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	16
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.70%	2.83%	2.83%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.56%	60,655	98.17%	$803,321,600.47
30 - 60 Days	1.13%	697	1.43%	$11,674,303.66
61 - 90 Days	0.26%	162	0.34%	$2,785,615.98
91 + Days	0.05%	30	0.06%	$473,721.19
		61,544		$818,255,241.30
Total
Delinquent Receivables 61 + days past due	0.31%	192	0.40%	$3,259,337.17
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	199	0.39%	$3,375,757.04
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	194	0.37%	$3,275,582.62
Three-Month Average Delinquency Ratio	0.31%		0.39%

Repossession in Current Period		68		$1,151,526.87
Repossession Inventory		139		$727,410.67

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,347,708.16
Recoveries				$(558,342.47)
Net Charge-offs for Current Period				$789,365.69

Beginning Pool Balance for Current Period				$856,528,231.31

Net Loss Ratio				1.11%
Net Loss Ratio for 1st Preceding Collection Period				0.96%
Net Loss Ratio for 2nd Preceding Collection Period				0.54%
Three-Month Average Net Loss Ratio for Current Period				0.87%

Cumulative Net Losses for All Periods				$10,296,853.26
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$3,868,296.22
Number of Extensions				216

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